Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets

	June 30, 2026	December 31, 2025
(in $ millions)
Prepaid interest(1)	2.2	2.2
Inventory	1.9	1.7
Other prepaid expenses(2)	1.5	1.1
Prepaid insurance	1.1	0.3
Other current assets(3)	1.4	1.3
Total	8.1	6.6

(1) Prepaid interest pertains to interest paid in advance for “Mount Norefjell”, “Mount Ita”, “Mount Etna” and “Mount Blanc”. Bareboat payments on the lease for these vessels were paid in advance.

(2) Other prepaid expenses are comprised primarily of prepaid operating expenses and cash advance to crew for delivered vessels.
(3) Other current assets mainly relate to funding advanced to vessel managers.